Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information - Revenue by Geographic Region
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Asia	$431,631	$136,515	$119,344
Europe	225,349	71,531	95,542
North America	56,195	18,576	3,118
Australia	—	149	1,375
Total	$713,175	$226,771	$219,379